Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Office equipment, gross	$ 5,456	$ 5,465
Less: accumulated depreciation	(3,424)	(1,954)
Office equipment, net	$ 2,032	$ 3,511